Consolidated Balance Sheets (USD $)	Jul. 31, 2014	Jul. 31, 2013
Assets
Cash and cash equivalents	$ 86,000	$ 32,000
Accounts receivable, net	47,000	18,000
Inventories, net	249,000	365,000
Prepaid expenses	96,000	71,000
Total current assets	478,000	486,000
Property, plant and equipment, net	36,000	146,000
Patents, net	1,345,000	1,430,000
Total assets	1,859,000	2,062,000
Liabilities and stockholders' equity (deficit)
Accounts payable	1,096,000	1,134,000
Restructuring liability	323,000
Note payable, current		368,000
Accrued liabilities	401,000	600,000
Derivative liability	9,000	51,000
Total current liabilities	1,829,000	2,153,000
Note payable, less current portion		887,000
Deferred rent	13,000	13,000
Total liabilities	1,842,000	3,053,000
Commitments and contingencies (See Note 7)
Stockholders' equity (deficit)
Preferred stock, $0.01 par value: 5,000,000 shares authorized, no shares issued
Common stock, $0.01 par value: 100,000,000 shares authorized, 23,394,940 shares issued and outstanding at July 31, 2014, and 12,569,503 shares issued and outstanding at July 31, 2013	295,000	126,000
Additional paid-in capital	80,943,000	69,054,000
Accumulated deficit	(81,221,000)	(70,171,000)
Total stockholders' equity (deficit)	17,000	(991,000)
Total liabilities and stockholders' equity (deficit)	$ 1,859,000	$ 2,062,000